                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                             Toronto, Ontario   February 5, 2008
------------------------------------------   ----------------   ----------------
               [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:             104
Form 13F Information Table Value Total:   $4,609,009.27
                                           (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number        Name

1     28-______________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
                                                  VALUE       SHRS OR    SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP      (X1000)      PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
--------------       -------------- --------- ------------ ------------- --- ---- ---------- -------- ---------- ------ ------------
3M COMPANY           COMMON         88579Y101    12,332.64    146,260.00          DEFINED                                 146,260.00
3M COMPANY           COMMON         88579Y101    41,114.43    487,600.00          SOLE                   392,300           95,300.00
AMERN INTL GROUP INC COMMON         026874107    38,656.75    663,066.00          DEFINED                                 663,066.00
AMERN INTL GROUP INC COMMON         026874107   110,707.62  1,898,930.00          SOLE                 1,509,660          389,270.00
APACHE CORP          COMMON         037411105    39,678.28    368,963.00          DEFINED                                 368,963.00
APACHE CORP          COMMON         037411105   106,244.14    987,950.00          SOLE                   766,025          221,925.00
BEMIS INC            COMMON         081437105    16,512.88    603,100.00          DEFINED                                 603,100.00
BEMIS INC            COMMON         081437105    43,564.32  1,591,100.00          SOLE                 1,265,400          325,700.00
BERKSHIRE HATHAWAY
   CLASS B           CLASS B        084670207    63,296.64     13,365.00          DEFINED                                  13,365.00
BERKSHIRE HATHAWAY
   CLASS B           CLASS B        084670207   173,124.48     36,555.00          SOLE                    29,014            7,541.00
BERKSHIRE HATHAWAY
   INC-DEL CL A      CLASS A        084670108       283.20          2.00          SOLE                         2                   -
BORG WARNER INC      COMMON         099724106     1,389.37     28,700.00          DEFINED                                  28,700.00
BORG WARNER INC      COMMON         099724106     9,159.17    189,200.00          SOLE                   145,400           43,800.00
BRISTOL MYERS SQUIBB COMMON         110122108    15,064.69    568,050.00          DEFINED                                 568,050.00
BRISTOL MYERS SQUIBB COMMON         110122108    42,768.80  1,612,700.00          SOLE                 1,233,400          379,300.00
CARNIVAL CORP        COMMON(PAIRED
                        STOCK)      143658300    33,422.00    751,225.00          DEFINED                                 751,225.00
CARNIVAL CORP        COMMON(PAIRED
                        STOCK)      143658300    87,749.14  1,972,334.00          SOLE                 1,566,528          405,806.00
CEMEX S A B          ADR(10 ORD
                        SHRS)       151290889   297,185.90 11,496,553.00          SOLE                10,573,349          923,204.00
CENTRAL STL & WIRE   COMMON         155411101       288.00        384.00          SOLE                         0              384.00
CHEMTURA CORP        COMMON         163893100       100.57     12,893.00          SOLE                    12,227              666.00
CITIGROUP INC        COMMON         172967101    19,895.26    675,790.00          DEFINED                                 675,790.00
CITIGROUP INC        COMMON         172967101    54,947.93  1,866,438.00          SOLE                   1475697          390,741.00
COLUMBIA SPORTSWEAR  COMMON         198516106     8,765.09    198,800.00          DEFINED                                 198,800.00
COLUMBIA SPORTSWEAR  COMMON         198516106    19,065.97    432,433.00          SOLE                   348,136           84,297.00
CRANE CO             COMMON         224399105    28,118.81    655,450.00          DEFINED                                 655,450.00
CRANE CO             COMMON         224399105    65,615.55  1,529,500.00          SOLE                 1,213,090          316,410.00
EAGLE MATERIALS      COMMON         26969P108     5,428.44    153,000.00          DEFINED                                 153,000.00
EAGLE MATERIALS      COMMON         26969P108    15,196.08    428,300.00          SOLE                   343,500           84,800.00
EMERSON ELEC CO      COMMON         291011104     4,671.62     82,450.00          DEFINED                                  82,450.00
EMERSON ELEC CO      COMMON         291011104    12,204.56    215,400.00          SOLE                   169,100           46,300.00
GANNETT INC          COMMON         364730101    31,014.75    795,250.00          DEFINED                                 795,250.00
GANNETT INC          COMMON         364730101    75,814.44  1,943,960.00          SOLE                 1,539,170          404,790.00
GRANITE CONSTR INC   COMMON         387328107     4,120.90    113,900.00          DEFINED                                 113,900.00
GRANITE CONSTR INC   COMMON         387328107    11,490.77    317,600.00          SOLE                   244,000           73,600.00
HARLEY DAVIDSON INC  COMMON         412822108    19,043.67    407,700.00          DEFINED                                 407,700.00
HARLEY DAVIDSON INC  COMMON         412822108    42,062.36    900,500.00          SOLE                   721,700          178,800.00
HEARTLAND EXPRESS IN COMMON         422347104     1,349.16     95,145.00          SOLE                     95145                   -
HEARTLAND EXPRESS IN COMMON         422347104    11,891.35    838,600.00          DEFINED                                 838,600.00
HOME DEPOT INC       COMMON         437076102    25,093.26    931,450.00          DEFINED                                 931,450.00
HOME DEPOT INC       COMMON         437076102    56,089.08  2,082,000.00          SOLE                 1,679,400          402,600.00
HUBBELL INC          CLASS B        443510201     9,345.28    181,110.00          DEFINED                                 181,110.00
HUBBELL INC          CLASS B        443510201    29,690.64    575,400.00          SOLE                    406300          169,100.00
INTEL CORP           COMMON         458140100    25,280.21    948,245.00          DEFINED                                 948,245.00
INTEL CORP           COMMON         458140100    59,105.75  2,217,020.00          SOLE                 1,726,070          490,950.00
JOHNSON & JOHNSON    COMMON         478160104    42,965.14    644,155.00          DEFINED                                 644,155.00
JOHNSON & JOHNSON    COMMON         478160104    98,315.80  1,474,000.00          SOLE                 1,170,100          303,900.00
JPMORGAN CHASE & CO  COMMON         46625H100    13,476.94    308,750.00          DEFINED                                 308,750.00
JPMORGAN CHASE & CO  COMMON         46625H100    45,684.09  1,046,600.00          SOLE                   827,000          219,600.00
KEMET CORP           COMMON         488360108     4,883.33    736,550.00          DEFINED                                 736,550.00
KEMET CORP           COMMON         488360108    30,028.37  4,529,166.00          SOLE                 3,463,866        1,065,300.00
LEGGETT & PLATT INC  COMMON         524660107    15,918.36    912,750.00          DEFINED                                 912,750.00
LEGGETT & PLATT INC  COMMON         524660107    41,069.46  2,354,900.00          SOLE                 1,804,900          550,000.00
LENNAR CORP CL A     CLASS A        526057104     1,232.62     68,900.00          DEFINED                                  68,900.00
LENNAR CORP CL A     CLASS A        526057104     9,472.76    529,500.00          SOLE                   423,300          106,200.00
LENNAR CORP CL B     CLASS B        526057302     6,512.66    392,329.00          SOLE                   326,858           65,471.00
LENNAR CORP CL B     CLASS B        526057302     7,717.34    464,900.00          DEFINED                                 464,900.00
LIZ CLAIBORNE INC    COMMON         539320101     8,319.08    408,800.00          DEFINED                                 408,800.00
LIZ CLAIBORNE INC    COMMON         539320101    24,394.83  1,198,763.00          SOLE                   963,363          235,400.00
MARKEL CORP          COMMON         570535104    46,892.19     95,484.00          DEFINED                                  95,484.00
MARKEL CORP          COMMON         570535104   131,579.44    267,928.00          SOLE                   212,948           54,980.00
MERCK & CO INC       COMMON         589331107    28,158.07    484,565.00          DEFINED                                 484,565.00
MERCK & CO INC       COMMON         589331107    79,790.84  1,373,100.00          SOLE                   1075200          297,900.00
MICROSOFT CORP       COMMON         594918104    25,884.83    727,102.00          DEFINED                                 727,102.00
MICROSOFT CORP       COMMON         594918104    65,471.96  1,839,100.00          SOLE                 1,444,800          394,300.00
MOLEX INC            CLASS A        608554200     8,963.32    341,200.00          DEFINED                                 341,200.00
MOLEX INC            CLASS A        608554200    19,062.38    725,633.00          SOLE                   548,633          177,000.00
NABORS INDS LTD      COMMON         G6359F103     9,194.82    335,700.00          DEFINED                                 335,700.00
NABORS INDS LTD      COMMON         G6359F103    13,788.13    503,400.00          SOLE                   406,900           96,500.00
PETROLEO BRASILEIRO
   ORD SHARES        ADR(2 ORD
                        SHRS)       71654V408   462,111.13  4,009,989.00          SOLE                 3,654,989          355,000.00
PFIZER INC           COMMON         717081103    42,865.37  1,885,850.00          DEFINED                               1,885,850.00
PFIZER INC           COMMON         717081103   100,699.49  4,430,246.00          SOLE                   3558509          871,737.00
POSCO                ADR(0.25 ORD
                        SHRS)       693483109    94,079.65    625,488.00          SOLE                   575,488           50,000.00
REGAL BELOIT CORP    COMMON         758750103     2,899.28     64,500.00          DEFINED                                  64,500.00
REGAL BELOIT CORP    COMMON         758750103     8,198.88    182,400.00          SOLE                   135,200           47,200.00
RYANAIR HLDGS        SP ADR (5 ORD) 783513104    28,365.45    719,205.00          SOLE                   685,805           33,400.00
SAMSUNG ELECTRS LTD  GDR 144A (0.5
                        ORD)        796050888   217,711.31    733,052.00          SOLE                   673,012           60,040.00
SANDERSON FARMS      COMMON         800013104     4,617.73    136,700.00          DEFINED                                 136,700.00
SANDERSON FARMS      COMMON         800013104    10,589.22    313,476.00          SOLE                   240,876           72,600.00
SIMPSON MANUFACTURIN COMMON         829073105       396.19     14,900.00          SOLE                     14900                   -
SIMPSON MANUFACTURIN COMMON         829073105     2,459.58     92,500.00          DEFINED                                  92,500.00
SK TELECOM CO LTD    ADR(1/9 ORD)   78440P108   201,965.74  6,768,289.00          SOLE                 6,292,489          475,800.00
STANDEX INTL CORP    COMMON         854231107       647.40     37,100.00          SOLE                     37100                   -
STANDEX INTL CORP    COMMON         854231107     4,320.62    247,600.00          DEFINED                                 247,600.00
STMICROELECTRONICS   ADR (1 ORD
                        SHARE)      861012102   102,010.87  7,133,627.00          SOLE                 6,603,117          530,510.00
SUPERIOR INDS INTL   COMMON         868168105     6,306.81    347,100.00          DEFINED                                 347,100.00
SUPERIOR INDS INTL   COMMON         868168105    25,327.16  1,393,900.00          SOLE                 1,053,710          340,190.00
TELEFONOS DE MEXICO  SP ADR (20
                        SER L)      879403780   321,770.06  8,734,258.00          SOLE                 8,087,658          646,600.00
TELLABS INC          COMMON         879664100    14,863.13  2,272,650.00          DEFINED                               2,272,650.00
TELLABS INC          COMMON         879664100    40,537.21  6,198,350.00          SOLE                   4941952        1,256,398.00

TIDEWATER INC        COMMON         886423102    11,548.03    210,500.00          DEFINED                                 210,500.00
TIDEWATER INC        COMMON         886423102    34,122.92    622,000.00          SOLE                   479,400          142,600.00
TIFFANY & CO         COMMON         886547108     1,330.27     28,900.00          DEFINED                                  28,900.00
TIMBERLAND CO        CLASS A        887100105    12,770.99    706,360.00          DEFINED                                 706,360.00
TIMBERLAND CO        CLASS A        887100105    36,304.64  2,008,000.00          SOLE                 1,622,500          385,500.00
V F CORP             COMMON         918204108     7,834.11    114,100.00          DEFINED                                 114,100.00
V F CORP             COMMON         918204108    34,336.87    500,100.00          SOLE                   380,100          120,000.00
VERIZON COMMUNICATNS COMMON         92343V104     6,754.47    154,600.00          DEFINED                                 154,600.00
VERIZON COMMUNICATNS COMMON         92343V104    24,659.07    564,410.00          SOLE                   459,588          104,822.00
WALT DISNEY CO       COMMON         254687106    14,400.11    446,100.00          DEFINED                                 446,100.00
WALT DISNEY CO       COMMON         254687106    43,142.22  1,336,500.00          SOLE                 1,040,400          296,100.00
WASHINGTON FED INC   COMMON         938824109    19,091.88    904,400.00          DEFINED                                 904,400.00
WASHINGTON FED INC   COMMON         938824109    38,090.12  1,804,364.00          SOLE                 1,447,684          356,680.00
WELLS FARGO & CO     COMMON         949746101    32,042.52  1,061,362.00          DEFINED                               1,061,362.00
WELLS FARGO & CO     COMMON         949746101    53,118.10  1,759,460.00          SOLE                 1,405,260          354,200.00
                                              4,609,009.27